Income Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Income Per Share
Income Per Share
The following table presents the basis of the income per share computation:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Numerator:
Income from continuing operations	$127,646	$66,508	$74,432
Less: Net loss attributable to noncontrolling interest	(357)	(24)	—
Less: Preferred stock dividends	15,428	—	—
Income from continuing operations attributable to Belden common stockholders	112,575	66,532	74,432
Income (loss) from discontinued operations, net of tax, attributable to Belden common stockholders	—	(242)	579
Loss from disposal of discontinued operations, net of tax, attributable to Belden common stockholders	—	(86)	(562)
Net income attributable to Belden common stockholders	$112,575	$66,204	$74,449
Denominator:
Weighted average shares outstanding, basic	42,093	42,390	43,273
Effect of dilutive common stock equivalents	464	563	724
Weighted average shares outstanding, diluted	42,557	42,953	43,997

For the years ended December 31, 2016, 2015, and 2014, diluted weighted average shares outstanding do not include outstanding equity awards of 0.6 million, 0.4 million, and 0.2 million, respectively, because to do so would have been anti-dilutive. Furthermore, for the year ended December 31, 2016, diluted weighted average shares outstanding do not include the weighted average impact of preferred shares that are convertible into 3.0 million common shares because to do so would have been anti-dilutive.
For purposes of calculating basic earnings per share, unvested restricted stock units are not included in the calculation of basic weighted average shares outstanding until all necessary conditions have been satisfied and issuance of the shares underlying the restricted stock units is no longer contingent. Necessary conditions are not satisfied until the vesting date, at which time holders of our restricted stock units receive shares of our common stock.
For purposes of calculating diluted earnings per share, unvested restricted stock units are included to the extent that they are dilutive. In determining whether unvested restricted stock units are dilutive, each issuance of restricted stock units is considered separately.
Once a restricted stock unit has vested, it is included in the calculation of both basic and diluted weighted average shares outstanding.